Commitments and Contingencies - Other commitments (Table) (Details) - Commitments [Member] $ in Thousands	Jun. 30, 2024 USD ($)
Other Commitments [Line Items]
Total	$ (95,419)
2024	(31,811)
2025	(10,843)
2026	(9,809)
2027	(9,836)
2028	(9,809)
2029 and thereafter	(23,311)
Charter-in expense newbuilding vessels (1) [Member]
Other Commitments [Line Items]
Total	(69,108)	[1]
2024	(6,534)	[1]
2025	(9,809)	[1]
2026	(9,809)	[1]
2027	(9,836)	[1]
2028	(9,809)	[1]
2029 and thereafter	(23,311)	[1]
Future Minimum Charter In Hire Payments [Member]
Other Commitments [Line Items]
Total	(15,076)	[2]
2025	(14,624)	[2]
2024	(452)	[2]
2023	0	[2]
2028	0	[2]
2029	0	[2]
2030 and thereafter	0	[2]
Vessel BWTS and ESD (2) [Member]
Other Commitments [Line Items]
Total	(11,235)	[3]
2024	(10,653)	[3]
2025	(582)	[3]
2026	0	[3]
2027	0	[3]
2028	0	[3]
2029 and thereafter	$ 0	[3]

[1]	The amounts represent minimum contractual charter-in payments, to be made from the delivery date of the two charter-in newbuilding vessels (Note 1) until the end of their lease term.
[2]	The amounts represent the Company’s commitments under the existing, as of June 30, 2024, time-charter-in arrangements for third party vessels.
[3]	The amounts represent the Company’s commitments as of June 30, 2024 for installation of BWTS upgrades and ESD on its vessels to comply with environmental regulations.